Share Based Compensation (Options Granted) (Details) (Share Based Options [Member])	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 March 2013 [Member]	Dec. 31, 2013 March 2013 [Member] CAD	Dec. 31, 2014 March 2014 [Member] CAD
Share-based Compensation Arrangement, Options [Line Items]
Description of award	Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company’s Board of Directors, or its designate.
Number of shares authorized	4,000,000
Determination of expiry date	expire on the 10th anniversary date of the grant
Award vesting rights	Options, in the absence of any other determination, vest and become exercisable equally on their first, second, third and fourth anniversary dates			March 25, 2016	March 19, 2017
Weighted average grant date market value of all options outstanding	$ 21.88	$ 20.67
Grant date			Mar. 26, 2013	Mar. 26, 2013	Mar. 19, 2014
Options granted	429,000	176,000		176,000	429,000
Terms of award	The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. On termination of employment without cause, death or disability, the options vest and become immediately exercisable and are not transferable or assignable.			share based options, all of which have stock appreciation rights	share based options, all of which have stock appreciation rights
Exercise price				21.35	27.84
Grant date market value				21.35	27.84
Expiry date				Mar. 25, 2023	Mar. 19, 2024